Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Gold Portfolio	Apr. 29, 2023
Select Gold Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(13.46%)
Past 5 years	3.00%
Past 10 years	(3.83%)
Select Gold Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.51%)
Past 5 years	2.59%
Past 10 years	(4.16%)
Select Gold Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.90%)
Past 5 years	2.28%
Past 10 years	(2.86%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXZGF
Average Annual Return:
Past 1 year	(12.64%)
Past 5 years	6.19%
Past 10 years	(2.18%)